Segment Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Segment Information
Total revenues	¥ 1,523,410	$ 217,844	¥ 1,466,698	¥ 1,498,029
Total depreciation expenses of property and equipment	57,212	8,181	45,918	46,090
Total amortization expense of intangible assets	23,025		23,199	25,349
Aesthetic treatment services
Segment Information
Total revenues	674,903	96,510	169,263	12,959
Other services
Segment Information
Total revenues	80,983	$ 11,580	192,848	261,624
Operating Segments [Member]
Segment Information
Total revenues	1,541,175		1,468,124	1,499,339
Total depreciation expenses of property and equipment	16,834		9,620	7,175
Total amortization expense of intangible assets	17,620		19,730	22,199
Operating Segments [Member] | Aesthetic treatment services group
Segment Information
Total revenues	674,903		169,263	12,959
Total depreciation expenses of property and equipment	4,490		172	8
Total amortization expense of intangible assets	648
Operating Segments [Member] | Platform service group
Segment Information
Total revenues	499,685		736,607	889,908
Total depreciation expenses of property and equipment	87		438	588
Operating Segments [Member] | Wuhan Miracle
Segment Information
Total revenues	200,356		269,551	268,756
Total depreciation expenses of property and equipment	1,173		1,101	1,220
Total amortization expense of intangible assets	7,077		10,202	12,667
Operating Segments [Member] | Others
Segment Information
Total depreciation expenses of property and equipment	11,084		7,909	5,359
Total amortization expense of intangible assets	9,895		9,528	9,532
Operating Segments [Member] | Sales of medical products and maintenance services | Wuhan Miracle
Segment Information
Total revenues	200,356		269,551	268,756
Operating Segments [Member] | Sales of medical products and maintenance services | Others
Segment Information
Total revenues	85,248		99,855	66,092
Operating Segments [Member] | Other services | Others
Segment Information
Total revenues	80,983		192,848	261,624
Intersegment Eliminations [Member]
Segment Information
Total revenues	(17,765)		(1,426)	(1,310)
Intersegment Eliminations [Member] | Others
Segment Information
Total revenues	¥ 166,231		¥ 292,703	¥ 327,716